Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Property, Plant and Equipment

	June 30, 2020
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total
Cost
Balance - January 1, 2020	$4,380	$4,738	$3,836	$12,954
Additions	1	-	134	135
Disposals	-	-	(3)	(3)
Balance - June 30, 2020	$4,381	$4,738	$3,967	$13,086
Accumulated Depreciation
Balance - January 1, 2020	$(2,518)	$(704)	$(2,421)	$(5,643)
Disposals	-	-	3	3
Depreciation	(227)	(371)	(201)	(799)
Balance - June 30, 2020	$(2,745)	$(1,075)	$(2,619)	$(6,439)
Net book value - June 30, 2020	$1,636	$3,663	$1,348	$6,647